Document and Entity Information	May 18, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001643953
Document Type	8-K
Document Period End Date	May 18, 2021
Entity Registrant Name	Purple Innovation, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37523
Entity Tax Identification Number	47-4078206
Entity Address, Address Line One	4100 North Chapel Ridge Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84043
City Area Code	(801)
Local Phone Number	756-2600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PRPL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false